Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2019	2018
	(in US$’000)
Non-current	26,818	26,739

Schedule of maturities of bank borrowings

	December 31,
	2019	2018
	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	—	26,923
Between 2 to 3 years	26,923	—
	26,923	26,923